Unaudited Interim Condensed Consolidated Statements of Cash Flows for the Six Months Ended June 30, 2017 and 2018 - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net loss	$ (26,868)	$ (62,587)
Adjustments to reconcile net loss to net cash from operating activities:
Research and development expense settled by shares issuance		42,259
Share-based compensation	5,193	8,756
Depreciation expense	20	13
Changes in operating assets and liabilities:
Advances to suppliers	(310)	(477)
Government grants	(307)
Prepaid expenses and other current assets	(261)	(205)
Other noncurrent assets	(222)	(89)
Accounts payable	(575)	1,586
Accrued expenses	1,119	476
Amounts due to related parties		(208)
Other current liabilities	171	66
Net cash used in operating activities	(22,040)	(10,410)
Investing activities:
Acquisitions of property and equipment	(13)	(20)
Net cash used in investing activities	(13)	(20)
Financing activities:
Proceeds from issuance of ordinary shares, net of underwriting discount	14,000	50,505
Net cash provided by financing activities	13,829	47,722
Effect of foreign exchange rate changes, net	156	1
Net increase/(decrease) in cash	(8,068)	37,293
Cash at beginning of period	27,481	11,687
Cash at end of period	19,413	48,980
Non-cash activities:
Research and development expense settled by shares issuance		42,259
IPO [Member]
Financing activities:
Payment of offering costs		(2,783)
Private Placement [Member]
Financing activities:
Payment of offering costs	$ (171)